SUPPLEMENT DATED SEPTEMBER 1, 2018

TO THE PROSPECTUS DATED MAY 1, 2018

FOR SMART FOUNDATION VARIABLE ANNUITY

ISSUED BY

THE PENN MUTUAL LIFE INSURANCE COMPANY

AND FUNDED THROUGH

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

PHILADELPHIA, PA 19172

800-523-0650

IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

For contracts issued outside of New York on or after September 1, 2018, any Guaranteed Growth and Income Benefit available for purchase with the contract will be the Guaranteed Growth and Income Benefit III, which is a new version of the benefit offered.

The Guaranteed Growth and Income Benefit III differs from the Guaranteed Growth and Income Benefit II described in Section 9 – Guaranteed Growth and Income Benefit of the prospectus dated May 1, 2018, only in that:

•	the Growth Rate defined on page 83 (Section 9.4 Withdrawal Benefit Base), used to determine the Guaranteed Growth Increase to the Withdrawal Benefit Base, is 8% (instead of 7%); and

•

the Age-Banded Lifetime Withdrawal Rates for a Single Life Guarantee defined on page 89 (Section 9.8 Withdrawal Options under the Rider) are 5.25% at age 65 (instead of 4.5%) and 6.0% at 75+ (instead of 5.0% at age 70+), with corresponding adjustments to the rates for a Joint Life Guarantee (which are 0.50% lower than rates for a Single Life Guarantee) as shown in the table below:

Guaranteed Growth and Income Benefit III — Age-Banded Lifetime Withdrawal Rates:

Actual Age at the Start of Withdrawal Phase		Lifetime Withdrawal Rate for Single Life Guarantee	Lifetime Withdrawal Rate for Joint Life Guarantee
At Least	But Less Than
55	65	4.00%	3.50%
65	75	5.25%	4.75%
75 and over		6.00%	5.50%

There has been no change to the current Rider Charge, and all other terms and conditions applicable to the Guaranteed Growth and Income Benefit as described in Section 9 of the Prospectus remain the same for the Guaranteed Growth and Income Benefit III.

The Guaranteed Growth and Income Benefit III will not be available in New York. The Guaranteed Growth and Income Benefit II will remain available for contracts issued in New York.

Appendix A attached to this supplement contains revised examples illustrating the operation of the

Guaranteed Growth and Income Benefit III.

For those contracts issued outside of New York with the Guaranteed Growth and Income Benefit from August 1, 2018 to August 31, 2018, the more favorable rates provided under the Guaranteed Growth and Income Benefit III will be retroactively applied, and the contractholder will be re-issued a revised contract after September 1, 2018 to reflect the Guaranteed Growth and Income Benefit III.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. If you would like another copy of the prospectus, call us at 800-523-0650.

THIS SUPPLEMENT SHOULD BE READ IN ITS ENTIRETY AND RETAINED FOR FUTURE REFERENCE.

PM8494

APPENDIX A: NUMERICAL EXAMPLES

GUARANTEED GROWTH AND INCOME BENEFIT III RIDER: GUARANTEED GROWTH INCREASE IN THE DEFERRAL PHASE

Suppose on 01/01/2019 your Initial Purchase Payment is $100,000. You make an additional Purchase Payment on 03/15/2019 of $25,000, after which the Guaranteed Growth Base increases to $125,000. You also request an Early Access Withdrawal on 08/08/2019 of $10,000, which decreases the Guaranteed Growth Base to $115,000.

Guaranteed Growth Amount will be applied on the next Contract anniversary (01/01/2020) based on the daily values of the Guaranteed Growth Base during the Contract Year:

Number of days between 01/01/2019 and 03/15/2019:	73	Guaranteed Growth Base =	$100,000
Number of days between 03/15/2019 and 08/08/2019:	146	Guaranteed Growth Base =	$125,000
Number of days between 08/08/2019 through 12/31/2019:	146	Guaranteed Growth Base =	$115,000
Total number of days in 2019:	365

Guaranteed Growth Amount added to the Withdrawal Benefit Base on 01/01/2020 will be:

[(73 / 365) * $100,000 * 8%] + [(146 / 365) * $125,000 * 8%] + [(146 / 365) * $115,000 * 8%] = $9,280

Guaranteed Growth Base will not increase on the anniversary (it may increase or decrease only as a result of additional Purchase Payments or Early Access Withdrawals).

GUARANTEED GROWTH AND INCOME BENEFIT III RIDER: WITHDRAWAL BENEFIT BASE AT THE START OF LIFETIME WITHDRAWALS

At the time you decide to start the Lifetime Withdrawals under the Lifetime Withdrawal Guarantee, your Withdrawal Benefit Base will be set to the greater of the following:

1)	Contract Value

2)	Withdrawal Benefit Base including the Guaranteed Growth Amount prorated for the partial year.

Assumptions:

Rider Effective Date:	01/19/2019
Lifetime Withdrawals start on:	04/01/2020
Contract Value on 04/01/2020 (just prior to the withdrawal):	$109,500
Withdrawal Benefit Base on 01/19/2020:	$108,000
Annual Guaranteed Growth Amount:	$8,000

Last Contract Anniversary	Withdrawals Start	Days since last anniversary	Partial Year Factor	Annual Guaranteed Growth Amount	Guaranteed Growth Amount Prorated	Withdrawal Benefit Base	Withdrawal Benefit Base + Prorated Growth
1/19/2020	4/1/2020	73	0.2	$8,000	$1,600	$108,000	$109,600

Partial Year Factor is calculated by finding the number of days since the most recent Contract Anniversary and then dividing it by 365. If lifetime withdrawals start on 04/01/2020 (73 days after the most recent Contract Anniversary), the Partial Year Factor is equal to 73 / 365 = 0.20

Guaranteed Growth Amount prorated for partial year is then $8,000 * 0.20 = $1,600

Withdrawal Benefit Base including the Guaranteed Growth Amount for the partial year is $108,000 + $1,600 = $109,600.

This is greater than the Contract Value (just prior to the withdrawal), so your Withdrawal Benefit Base will be set to $109,600.

GUARANTEED GROWTH AND INCOME BENEFIT III RIDER: AUTOMATIC ANNUAL STEP-UP OF WITHDRAWAL BENEFIT BASE IN THE DEFERRAL PHASE

Assumptions:

Initial Purchase Payment	$100,000
Additional Purchase Payments	None

Contract Anniversary	Contract Value	Guaranteed Growth Amount	Withdrawal Benefit Base before Step-Up	Withdrawal Benefit Base after Step-Up
1	$125,000.00	$8,000.00	$108,000.00	$125,000.00	Step-Up
2	$130,000.00	$8,000.00	$133,000.00	$133,000.00	No Step-Up
3	$135,000.00	$8,000.00	$141,000.00	$141,000.00	No Step-Up
4	$151,000.00	$8,000.00	$149,000.00	$151,000.00	Step-Up

On the Rider Effective Date, the Withdrawal Benefit Base is equal to the Initial Purchase Payment ($100,000). On the first Contract Anniversary, the Guaranteed Growth Amount of $8,000 is added to the Withdrawal Benefit Base ($100,000 + $8,000 = $108,000). The Withdrawal Benefit Base is then compared to the Contract Value for Step-Up Evaluation. Since the Contract Value is greater than the Withdrawal Benefit Base at this point ($125,000 > $108,000), an Automatic Annual Step-Up takes place, and the Withdrawal Benefit Base is set equal to the Contract Value ($125,000). On the next Contract Anniversary, the Guaranteed Growth Amount is added to the Withdrawal Benefit Base and then it’s evaluated for Step-Up: $125,000 + $8,000 = $133,000, Contract Value $130,000 < $133,000, so there is no Step-Up this year.

GUARANTEED GROWTH AND INCOME BENEFIT III RIDER: RIDER CHARGE

Suppose a Single Life Guarantee is issued on 05/1/2019. Throughout the first Contract Year, the Rider Charge will be deducted on 07/31/2019, 10/31/2019, 01/31/2020, and 04/30/2020. Suppose the Withdrawal Benefit Base is $100,000 on 05/1/2019, and there are no withdrawals in the Contract Year. The amount of the charge deducted each quarter will then be $100,000 * (1.10% / 4) * (days in quarter not including Leap Day / 91.25).

Suppose that there is no Step-Up on 05/1/2020, so the Withdrawal Benefit Base will be increased by the Guaranteed Growth: $100,000 + (8% x $100,000) = $108,000. In the second Contract Year, the amount of the charge deducted each quarter will then be $108,000 * (1.10% / 4) * (days in quarter not including Leap Day /91.25).

For example, there are 92 days between 5/1/2019 and 7/31/2019, so the Rider Charge for the 1st Contract Quarter will be 100,000 * (1.10% / 4) * (92 / 91.25) = $277.26. There are only 89 days in the 4th quarter, so the charge will then be $100,000 * (1.10% / 4) * (89 / 91.25) = $268.22.

GUARANTEED GROWTH AND INCOME BENEFIT III RIDER: ENHANCEMENT TRUE-UP

This Example illustrates how the Enhancement True-Up process works. Assume all Purchase Payments are made at the beginning of the Contract Year. The Enhancement True-Up Base and Withdrawal Benefit Base below are also values as of the beginning of the Contract Year.

Contract Year	Purchase Payment	Purchase Payment Enhancement	Contract Value Beginning- of-Year	Contract Value End- of-Year	Guaranteed Growth Amount	Enhancements > 36 months old	Enhancement True-Up Base	Withdrawal Benefit Base
1	$250,000	$12,500	$262,500	$262,500	$0	$0	$250,000	$250,000
2	$10,000	$500	$273,000	$273,000	$20,000	$0	$280,000	$280,000
3	$10,000	$500	$283,500	$338,500	$20,800	$0	$310,800	$310,800
4	$30,000	$1,500	$370,000	$395,000	$21,600	$12,500	$374,900	$374,900
5	$0	$0	$395,000	$424,500	$24,000	$500	$399,400	$399,400
6	$0	$0	$424,500	$449,000	$24,000	$500	$423,900	$424,500
7	$0	$0	$449,000	$469,000	$24,000	$1,500	$449,400	$449,400

Assumptions:

Purchase Payments:	$250,000 on Contract Date, $10,000 beginning of Contract Years 2 and 3, $30,000 beginning of Contract Year 4.

Withdrawals:	No Withdrawals

Contract Growth:	No growth in Contract Years 1 and 2, $55,000 in Contract Year 3, $25,000 in Contract Year 4, $29,500 in Contract Year 5, $24,500 in Contract Year 6, $20,000 in Contract Year 7.

Enhancement True-Up Base:

This value is used to determine whether the Withdrawal Benefit Base will receive an Enhancement True-Up. The Enhancement True-Up Base includes your Purchase Payments, Purchase Payment Enhancements more than 36 months old, and the Guaranteed Growth Amounts:

CY1

Enhancement True-Up Base is equal to your initial Purchase Payment at Contract Issue = $250,000. Purchase Payment Enhancement of $12,500 is included in the Contract Value, but not in the Enhancement True-up Base, because it is not yet 36 months old.

CY2

On first anniversary, Guaranteed Growth Amount and another Purchase Payment are added to Enhancement True-Up Base: $250,000 + $20,000 + $ 10,000 = $280,000. Purchase Payment Enhancements from CY 1 or CY 2 are not included, because they are not yet 36 months old.

CY3

On the second Contract Anniversary (beginning of Contract Year 3), Guaranteed Growth Amount and Purchase Payment are again added to the Enhancement True-Up Base: $280,000 + $20,800 + $10,000 = $310,800. Purchase Payment Enhancements are not yet 36 months old.

CY4

On the third Contract Anniversary (beginning of Contract Year 4), Guaranteed Growth Amount and Purchase Payment are added to the Enhancement True-Up Base, as well as the Purchase Payment Enhancement from the initial Purchase Payment, which is now 36 months old: $310,800 + $21,600 + $30,000 + $12,500 = $374,900.

CY5

Guaranteed Growth is added to Withdrawal Benefit Base, there are no Purchase Payments this year, but the Purchase Payment Enhancement from the Purchase Payment made in Contract Year 2 is now 36 months old, so it is added to the Enhancement True-Up Base: $374,900 + $24,000 + $500 = $399,400.

CY6

Guaranteed Growth is added to Withdrawal Benefit Base, there are no Purchase Payments this year, but the Purchase Payment Enhancement from the Purchase Payment made in Contract Year 3 is now 36 months old, so it is added to the Enhancement True-Up Base: $399,400 + $24,000 + $500 = $423,900.

CY7

Guaranteed Growth is added to Withdrawal Benefit Base, there are no Purchase Payments this year, but the Purchase Payment Enhancement from the Purchase Payment made in Contract Year 4 is now 36 months old, so it is added to the Enhancement True-Up Base: $423,900+ $24,000 + $1,500 = $449,400.

Enhancement True-Up Comparison:

Contract Year 4 (BOP)

The first Enhancement True-Up evaluation takes place in the beginning of Contract Year 4. Withdrawal Benefit Base as of the end of Contract Year 3 is $310,800.

Step 1-2:	Purchase Payments and the Guaranteed Growth Amount are added to this WBB: $310,000 + $30,000 + $21,600 = $361,600

Step 3:	WBB is evaluated for Step-Up by comparing to the Contract Value (BOP): $361,600 < $370,000 , so WBB Steps-Up to $370,000. Guaranteed Growth Period is reset.

Step 4:	WBB is evaluated for Enhancement True-Up by comparing to the Enhancement True-Up Base: $370,000 < $374,900, so WBB receives an Enhancement True-Up and is set equal to $374,900

Contract Year 5 (BOP)

On the next Contract Anniversary (beginning of Contract Year 5), the same process takes place. Withdrawal Benefit Base at the end of Contract Year 4 is $374,900.

Step 1-2:	Guaranteed Growth Amount is added to this WBB: $374,900 + $24,000 = $398,900

Step 3:	WBB is evaluated for Step-Up by comparing to the Contract Value: $398,900 > $395,000, no Step-Up.

Step 4:	WBB is evaluated for Enhancement True-Up by comparing to the Enhancement True-Up Base: $398,900 < $399,400, so WBB receives an Enhancement True-Up and is set equal to $399,400

Contract Year 6 (BOP)

On the next Contract Anniversary (beginning of Contract Year 6), the same process takes place. Withdrawal Benefit Base at the end of Contract Year 5 is $399,400.

Step 1-2:	Guaranteed Growth Amount is added to this WBB: $399,400 + $24,000 = $423,400

Step 3:	WBB is evaluated for Step-Up by comparing to the Contract Value: $423,400 < $424,500, Step-Up takes place and WBB = $424,500

Step 4:	WBB is evaluated for Enhancement True-Up by comparing to the Enhancement True-Up Base: $424,500 > $ 423,900, so there is no Enhancement True-Up.

Contract Year 7 (BOP)

On the next Contract Anniversary (beginning of Contract Year 7), the same process takes place. Withdrawal Benefit Base at the end of Contract Year 6 is $424,500.

Step 1-2:	Guaranteed Growth Amount is added to this WBB: $424,500 + $24,000 = $448,500

Step 3:	WBB is evaluated for Step-Up by comparing to the Contract Value: $448,500 < $449,000, Step-Up takes place and WBB = $449,000

Step 4:	$449,000 < $449,400, so Enhancement True-Up also takes place and WBB = $449,400.

Note that the Guaranteed Growth Amount will not be increased for any Purchase Payment Enhancements. It is solely based on the Net Purchase Payments.

GUARANTEED GROWTH AND INCOME BENEFIT III RIDER: EXCESS WITHDRAWALS

Assume that you are in the Withdrawal Phase under the Guaranteed Growth and Income Benefit III Rider. A Guaranteed Annual Withdrawal Amount is calculated which you can withdraw without affecting your Withdrawal Benefit Base. This example provides an overview of what happens when you take a withdrawal that is above the Guaranteed Annual Withdrawal Amount.

Assumptions:

Rider Effective Date:	01/01/2019
Withdrawal Benefit Base on 01/01/2019:	$200,000
Contract Value on 04/01/2019 (immediately prior to withdrawal):	$150,000
Guaranteed Annual Withdrawal Amount for 2019:	$10,000

Suppose on 04/01/2019, you take a withdrawal of $15,000. This is in excess of the Guaranteed Annual Withdrawal Amount by $15,000 – $10,000 = $5,000

Effect on Withdrawal Benefit Base

Excess Withdrawals reduce the Withdrawal Benefit Base by the greater of (a) and (b) where:

(a)	is the Excess Withdrawal Amount

(b)	is the Excess Withdrawal Amount multiplied by the ratio of (1) and (2) where:

(1)	is the Withdrawal Benefit Base just prior to the Excess Withdrawal, and

(2)	is the greater of zero and the difference between (i) and (ii) where:

(i)	is the Contract Value immediately prior to the withdrawal, and

(ii)	is the Guaranteed Annual Withdrawal Amount remaining prior to the withdrawal.

(a) = $5,000

(b) = $5,000 * ((1) $200,000 / ((2)max(0)(i)$150,000 – (ii)$10,000)) = $5,000 * ($200,000 / $140,000) = $7,142.86

In this case, (b) = $7,142.86 is greater than (a) = $5,000. Therefore, the Withdrawal Benefit Base will be reduced to $200,000 – $7,142.86 = $192,857.14. The Contract Value reduces to $150,000 – $15,000 = $135,000.

Effect on Enhanced Death Benefit Base

Suppose at the time of the withdrawal described above, the Enhanced Death Benefit Base is $200,000. The Enhanced Death Benefit Base is reduced for the total amount of the withdrawal by the greater of (a) and (b), where:

(a)	is the withdrawal amount, and

(b)	is the withdrawal amount multiplied by the ratio of (1) and (2) where:

(1)	is the Enhanced Death Benefit Base immediately prior to the withdrawal, and

(2)	is the Contract Value immediately prior to the withdrawal

(a) = $15,000

(b) = $15,000 * ((1)$200,000 / (2)$150,000) = $20,000

In this case, (b) = $20,000 is greater than (a) = $15,000. Therefore, the Enhanced Death Benefit Base will be reduced to $200,000 – $20,000 = $180,000. The Contract Value reduces to $150,000 – $15,000 = $135,000.

RMD AND GUARANTEED GROWTH AND INCOME BENEFIT III RIDER

Assume that you are in the Withdrawal Phase under the Guaranteed Growth and Income Benefit III Rider. During the Withdrawal Phase, a Guaranteed Annual Withdrawal Amount is calculated every Contract Year, and allows you to take withdrawals up to that amount without affecting your Withdrawal Benefit Base.

Assumptions:

Rider Effective Date:	01/01/2019
Withdrawal Benefit Base on 01/01/2020:	$200,000
Contract Value on 04/01/2020:	$150,000
Guaranteed Annual Withdrawal Amount for 2020:	$10,000

Suppose your Required Minimum Distribution for 2020 is calculated and is $15,000. On 04/01/2020 you take a $15,000 withdrawal directed as an RMD Withdrawal. RMD withdrawals are subject to more favorable Excess Withdrawal treatment:

•	If the RMD amount is greater than the Guaranteed Annual Withdrawal Amount:

•	Withdrawal Benefit Base will not be reduced for withdrawals up to the RMD amount;

•	Withdrawals in excess of RMD Amount will be treated as Excess Withdrawals.

In this case, the RMD withdrawal is greater than the Guaranteed Annual Withdrawal Amount. However, because this is an RMD withdrawal, there is no Excess Withdrawal. The Withdrawal Benefit Base is not reduced and remains at $200,000. Contract Value reduces to $150,000 – $15,000 = $135,000.

SUPPLEMENT DATED SEPTEMBER 1, 2018

TO THE PROSPECTUS DATED MAY 1, 2018

FOR SMART FOUNDATION ADVISORY VARIABLE ANNUITY

ISSUED BY

THE PENN MUTUAL LIFE INSURANCE COMPANY

AND FUNDED THROUGH

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

PHILADELPHIA, PA 19172

800-523-0650

IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

For contracts issued outside of New York on or after September 1, 2018, any Guaranteed Growth and Income Benefit available for purchase with the contract will be the Guaranteed Growth and Income Benefit III, which is a new version of the benefit offered.

The Guaranteed Growth and Income Benefit III differs from the Guaranteed Growth and Income Benefit II described in Section 9 – Guaranteed Growth and Income Benefit of the prospectus dated May 1, 2018, only in that:

•	the Growth Rate defined on page 75 (Section 9.4 Withdrawal Benefit Base), used to determine the Guaranteed Growth Increase to the Withdrawal Benefit Base, is 8% (instead of 7%); and

•

the Age-Banded Lifetime Withdrawal Rates for a Single Life Guarantee defined on page 80 (Section 9.7 Withdrawal Options under the Rider) are 5.25% at age 65 (instead of 4.5%) and 6.0% at 75+ (instead of 5.0% at age 70+), with corresponding adjustments to the rates for a Joint Life Guarantee (which are 0.50% lower than rates for a Single Life Guarantee) as shown in the table below:

Guaranteed Growth and Income Benefit III — Age-Banded Lifetime Withdrawal Rates:

Actual Age at the Start of Withdrawal Phase		Lifetime Withdrawal Rate for Single Life Guarantee	Lifetime Withdrawal Rate for Joint Life Guarantee
At Least	But Less Than
55	65	4.00%	3.50%
65	75	5.25%	4.75%
75 and over		6.00%	5.50%

There has been no change to the current Rider Charge, and all other terms and conditions applicable to the Guaranteed Growth and Income Benefit as described in Section 9 of the Prospectus remain the same for the Guaranteed Growth and Income Benefit III.

The Guaranteed Growth and Income Benefit III will not be available in New York. The Guaranteed Growth and Income Benefit II will remain available for contracts issued in New York.

Appendix A attached to this supplement contains revised examples illustrating the operation of the

Guaranteed Growth and Income Benefit III.

For those contracts issued outside of New York with the Guaranteed Growth and Income Benefit from August 1, 2018 to August 31, 2018, the more favorable rates provided under the Guaranteed Growth and Income Benefit III will be retroactively applied, and the contractholder will be re-issued a revised contract after September 1, 2018 to reflect the Guaranteed Growth and Income Benefit III.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. If you would like another copy of the prospectus, call us at 800-523-0650.

THIS SUPPLEMENT SHOULD BE READ IN ITS ENTIRETY AND RETAINED FOR FUTURE REFERENCE.

PM8493

2

APPENDIX A: NUMERICAL EXAMPLES

GUARANTEED GROWTH AND INCOME BENEFIT III RIDER: GUARANTEED GROWTH INCREASE IN THE DEFERRAL PHASE

Suppose on 01/01/2019 your Initial Purchase Payment is $100,000. You make an additional Purchase Payment on 03/15/2019 of $25,000, after which the Guaranteed Growth Base increases to $125,000. You also request an Early Access Withdrawal on 08/08/2019 of $10,000, which decreases the Guaranteed Growth Base to $115,000.

Guaranteed Growth Amount will be applied on the next Contract anniversary (01/01/2020) based on the daily values of the Guaranteed Growth Base during the Contract Year:

Number of days between 01/01/2019 and 03/15/2019:	73	Guaranteed Growth Base = $100,000
Number of days between 03/15/2019 and 08/08/2019:	146	Guaranteed Growth Base = $125,000
Number of days between 08/08/2019 through 12/31/2019:	146	Guaranteed Growth Base = $115,000
Total number of days in 2019:	365

Guaranteed Growth Amount added to the Withdrawal Benefit Base on 01/01/2020 will be:

[(73 / 365) * $100,000 * 8%] + [(146 / 365) * $125,000 * 8%] + [(146 /  365) * $115,000 * 8%] = $9,280

Guaranteed Growth Base will not increase on the anniversary (it may increase or decrease only as a result of additional Purchase Payments or Early Access Withdrawals).

GUARANTEED GROWTH AND INCOME BENEFIT III RIDER: WITHDRAWAL BENEFIT BASE AT THE START OF LIFETIME WITHDRAWALS

At the time you decide to start the Lifetime Withdrawals under the Lifetime Withdrawal Guarantee, your Withdrawal Benefit Base will be set to the greater of the following:

1)	Contract Value

2)	Withdrawal Benefit Base including the Guaranteed Growth Amount prorated for the partial year.

Assumptions:

Rider Effective Date:	01/19/2019
Lifetime Withdrawals start on:	04/01/2020
Contract Value on 04/01/2020 (just prior to the withdrawal):	$109,500
Withdrawal Benefit Base on 01/19/2020:	$108,000
Annual Guaranteed Growth Amount:	$8,000

Last Contract Anniversary	Withdrawals Start	Days since last anniversary	Partial Year Factor	Annual Guaranteed Growth Amount	Guaranteed Growth Amount Prorated	Withdrawal Benefit Base	Withdrawal Benefit Base + Prorated Growth
1/19/2020	4/1/2020	73	0.2	$8,000	$1,600	$108,000	$109,600

Partial Year Factor is calculated by finding the number of days since the most recent Contract Anniversary and then dividing it by 365. If lifetime withdrawals start on 04/01/2020 (73 days after the most recent Contract Anniversary), the Partial Year Factor is equal to 73 / 365 = 0.20

Guaranteed Growth Amount prorated for partial year is then $8,000 * 0.20 = $1,600

3

Withdrawal Benefit Base including the Guaranteed Growth Amount for the partial year is $108,000 + $1,600 = $109,600.

This is greater than the Contract Value (just prior to the withdrawal), so your Withdrawal Benefit Base will be set to $109,600.

GUARANTEED GROWTH AND INCOME BENEFIT III RIDER: AUTOMATIC ANNUAL STEP-UP OF WITHDRAWAL BENEFIT BASE IN THE DEFERRAL PHASE

Assumptions:

Initial Purchase Payment	$100,000
Additional Purchase Payments	None

Contract Anniversary	Contract Value	Guaranteed Growth Amount	Withdrawal Benefit Base before Step-Up	Withdrawal Benefit Base after Step-Up
1	$125,000.00	$8,000.00	$108,000.00	$125,000.00	Step-Up
2	$130,000.00	$8,000.00	$133,000.00	$133,000.00	No Step-Up
3	$135,000.00	$8,000.00	$141,000.00	$141,000.00	No Step-Up
4	$151,000.00	$8,000.00	$149,000.00	$151,000.00	Step-Up

On the Rider Effective Date, the Withdrawal Benefit Base is equal to the Initial Purchase Payment ($100,000). On the first Contract Anniversary, the Guaranteed Growth Amount of $8,000 is added to the Withdrawal Benefit Base ($100,000 + $8,000 = $108,000). The Withdrawal Benefit Base is then compared to the Contract Value for Step-Up Evaluation. Since the Contract Value is greater than the Withdrawal Benefit Base at this point ($125,000 > $108,000), an Automatic Annual Step-Up takes place, and the Withdrawal Benefit Base is set equal to the Contract Value ($125,000). On the next Contract Anniversary, the Guaranteed Growth Amount is added to the Withdrawal Benefit Base and then it’s evaluated for Step-Up: $125,000 + $8,000 = $133,000, Contract Value $130,000 < $133,000, so there is no Step-Up this year.

GUARANTEED GROWTH AND INCOME BENEFIT III RIDER: RIDER CHARGE

Suppose a Single Life Guarantee is issued on 05/1/2019. Throughout the first Contract Year, the Rider Charge will be deducted on 07/31/2019, 10/31/2019, 01/31/2020, and 04/30/2020. Suppose the Withdrawal Benefit Base is $100,000 on 05/1/2019, and there are no withdrawals in the Contract Year. The amount of the charge deducted each quarter will then be $100,000 * (1.10% / 4) * (days in quarter not including Leap Day / 91.25).

Suppose that there is no Step-Up on 05/1/2020, so the Withdrawal Benefit Base will be increased by the Guaranteed Growth: $100,000 + (8% x $100,000) = $108,000. In the second Contract Year, the amount of the charge deducted each quarter will then be $108,000 * (1.10% / 4) * (days in quarter not including Leap Day / 91.25).

For example, there are 92 days between 5/1/2018 and 7/31/2018, so the Rider Charge for the 1st Contract Quarter will be 100,000 * (1.10% / 4) * (92 / 91.25) = $277.26. There are only 89 days in the 4th quarter, so the charge will then be $100,000 * (1.10% / 4) * (89 / 91.25) = $268.22.

4

GUARANTEED GROWTH AND INCOME BENEFIT III RIDER: ENHANCEMENT TRUE-UP

This Example illustrates how the Enhancement True-Up process works. Assume all Purchase Payments are made at the beginning of the Contract Year. The Enhancement True-Up Base and Withdrawal Benefit Base below are also values as of the beginning of the Contract Year.

Contract Year	Purchase Payment	Purchase Payment Enhancement	Contract Value Beginning- of-Year	Contract Value End- of-Year	Guaranteed Growth Amount	Enhancements > 36 months old	Enhancement True-Up Base	Withdrawal Benefit Base
1	$250,000	$12,500	$262,500	$262,500	$0	$0	$250,000	$250,000
2	$10,000	$500	$273,000	$273,000	$20,000	$0	$280,000	$280,000
3	$10,000	$500	$283,500	$338,500	$20,800	$0	$310,800	$310,800
4	$30,000	$1,500	$370,000	$395,000	$21,600	$12,500	$374,900	$374,900
5	$0	$0	$395,000	$424,500	$24,000	$500	$399,400	$399,400
6	$0	$0	$424,500	$449,000	$24,000	$500	$423,900	$424,500
7	$0	$0	$449,000	$469,000	$24,000	$1,500	$449,400	$449,400

Assumptions:

Purchase Payments:	$250,000 on Contract Date, $10,000 beginning of Contract Years 2 and 3, $30,000 beginning of Contract Year 4.

Withdrawals:	No Withdrawals

Contract Growth:	No growth in Contract Years 1 and 2, $55,000 in Contract Year 3, $25,000 in Contract Year 4, $29,500 in Contract Year 5, $24,500 in Contract Year 6, $20,000 in Contract Year 7.

Enhancement True-Up Base:

This value is used to determine whether the Withdrawal Benefit Base will receive an Enhancement True-Up. The Enhancement True-Up Base includes your Purchase Payments, Purchase Payment Enhancements more than 36 months old, and the Guaranteed Growth Amounts:

CY1

Enhancement True-Up Base is equal to your initial Purchase Payment at Contract Issue = $250,000. Purchase Payment Enhancement of $12,500 is included in the Contract Value, but not in the Enhancement True-up Base, because it is not yet 36 months old.

CY2

On first anniversary, Guaranteed Growth Amount and another Purchase Payment are added to Enhancement True-Up Base: $250,000 + $20,000 + $ 10,000 = $280,000. Purchase Payment Enhancements from CY 1 or CY 2 are not included, because they are not yet 36 months old.

CY3

On the second Contract Anniversary (beginning of Contract Year 3), Guaranteed Growth Amount and Purchase Payment are again added to the Enhancement True-Up Base: $280,000 + $20,800 + $10,000 = $310,800. Purchase Payment Enhancements are not yet 36 months old.

CY4

On the third Contract Anniversary (beginning of Contract Year 4), Guaranteed Growth Amount and Purchase Payment are added to the Enhancement True-Up Base, as well as the Purchase Payment Enhancement from the initial Purchase Payment, which is now 36 months old: $310,800 + $21,600 + $30,000 + $12,500 = $374,900.

CY5

Guaranteed Growth is added to Withdrawal Benefit Base, there are no Purchase Payments this year, but the Purchase Payment Enhancement from the Purchase Payment made in Contract Year 2 is now 36 months old, so it is added to the Enhancement True-Up Base: $374,900 + $24,000 + $500 = $399,400.

CY6

Guaranteed Growth is added to Withdrawal Benefit Base, there are no Purchase Payments this year, but the Purchase Payment Enhancement from the Purchase Payment made in Contract Year 3 is now 36 months old, so it is added to the Enhancement True-Up Base: $399,400 + $24,000 + $500 = $423,900.

CY7

Guaranteed Growth is added to Withdrawal Benefit Base, there are no Purchase Payments this year, but the Purchase Payment Enhancement from the Purchase Payment made in Contract Year 4 is now 36 months old, so it is added to the Enhancement True-Up Base: $423,900+ $24,000 + $1,500 = $449,400.

5

Enhancement True-Up Comparison:

Contract Year 4 (BOP)

The first Enhancement True-Up evaluation takes place in the beginning of Contract Year 4. Withdrawal Benefit Base as of the end of Contract Year 3 is $310,800.

Step 1-2:	Purchase Payments and the Guaranteed Growth Amount are added to this WBB: $310,000 + $30,000 + $21,600 = $361,600

Step 3:	WBB is evaluated for Step-Up by comparing to the Contract Value (BOP): $361,600 < $370,000 , so WBB Steps-Up to $370,000. Guaranteed Growth Period is reset.

Step 4:	WBB is evaluated for Enhancement True-Up by comparing to the Enhancement True-Up Base: $370,000 < $374,900, so WBB receives an Enhancement True-Up and is set equal to $374,900

Contract Year 5 (BOP)

On the next Contract Anniversary (beginning of Contract Year 5), the same process takes place. Withdrawal Benefit Base at the end of Contract Year 4 is $374,900.

Step 1-2:	Guaranteed Growth Amount is added to this WBB: $374,900 + $24,000 = $398,900

Step 3:	WBB is evaluated for Step-Up by comparing to the Contract Value: $398,900 > $395,000, no Step-Up.

Step 4:	WBB is evaluated for Enhancement True-Up by comparing to the Enhancement True-Up Base: $398,900 < $399,400, so WBB receives an Enhancement True-Up and is set equal to $399,400

Contract Year 6 (BOP)

On the next Contract Anniversary (beginning of Contract Year 6), the same process takes place. Withdrawal Benefit Base at the end of Contract Year 5 is $399,400.

Step 1-2:	Guaranteed Growth Amount is added to this WBB: $399,400 + $24,000 = $423,400

Step 3:	WBB is evaluated for Step-Up by comparing to the Contract Value: $423,400 < $424,500, Step-Up takes place and WBB = $424,500

Step 4:	WBB is evaluated for Enhancement True-Up by comparing to the Enhancement True-Up Base: $424,500 > $ 423,900, so there is no Enhancement True-Up.

Contract Year 7 (BOP)

On the next Contract Anniversary (beginning of Contract Year 7), the same process takes place. Withdrawal Benefit Base at the end of Contract Year 6 is $424,500.

Step 1-2:	Guaranteed Growth Amount is added to this WBB: $424,500 + $24,000 = $448,500

Step 3:	WBB is evaluated for Step-Up by comparing to the Contract Value: $448,500 < $449,000, Step-Up takes place and WBB = $449,000

Step 4:	$449,000 < $449,400, so Enhancement True-Up also takes place and WBB = $449,400.

Note that the Guaranteed Growth Amount will not be increased for any Purchase Payment Enhancements. It is solely based on the Net Purchase Payments.

6

GUARANTEED GROWTH AND INCOME BENEFIT III RIDER: EXCESS WITHDRAWALS

Assume that you are in the Withdrawal Phase under the Guaranteed Growth and Income Benefit III Rider. A Guaranteed Annual Withdrawal Amount is calculated which you can withdraw without affecting your Withdrawal Benefit Base. This example provides an overview of what happens when you take a withdrawal that is above the Guaranteed Annual Withdrawal Amount.

Assumptions:

Rider Effective Date:	01/01/2019
Withdrawal Benefit Base on 01/01/2019:	$200,000
Contract Value on 04/01/2019 (immediately prior to withdrawal):	$150,000
Guaranteed Annual Withdrawal Amount for 2019:	$10,000

Suppose on 04/01/2019, you take a withdrawal of $15,000. This is in excess of the Guaranteed Annual Withdrawal Amount by $15,000 – $10,000 = $5,000

Effect on Withdrawal Benefit Base

Excess Withdrawals reduce the Withdrawal Benefit Base by the greater of (a) and (b) where:

(a)	is the Excess Withdrawal Amount

(b)	is the Excess Withdrawal Amount multiplied by the ratio of (1) and (2) where:

(1)	is the Withdrawal Benefit Base just prior to the Excess Withdrawal, and

(2)	is the greater of zero and the difference between (i) and (ii) where:

(i)	is the Contract Value immediately prior to the withdrawal, and

(ii)	is the Guaranteed Annual Withdrawal Amount remaining prior to the withdrawal.

(a) = $5,000

(b) = $5,000 * ((1) $200,000 / ((2)max(0)(i)$150,000 – (ii)$10,000)) = $5,000 *  ($200,000 /$140,000) = $7,142.86

In this case, (b) = $7,142.86 is greater than (a) = $5,000. Therefore, the Withdrawal Benefit Base will be reduced to $200,000 – $7,142.86 = $192,857.14. The Contract Value reduces to $150,000 – $15,000 = $135,000.

Effect on Enhanced Death Benefit Base

Suppose at the time of the withdrawal described above, the Enhanced Death Benefit Base is $200,000. The Enhanced Death Benefit Base is reduced for the total amount of the withdrawal by the greater of (a) and (b), where:

(a)	is the withdrawal amount, and

(b)	is the withdrawal amount multiplied by the ratio of (1) and (2) where:

(1)	is the Enhanced Death Benefit Base immediately prior to the withdrawal, and

(2)	is the Contract Value immediately prior to the withdrawal

(a) = $15,000

(b) = $15,000 * ((1)$200,000 / (2)$150,000) = $20,000

7

In this case, (b) = $20,000 is greater than (a) = $15,000. Therefore, the Enhanced Death Benefit Base will be reduced to $200,000 – $20,000 = $180,000. The Contract Value reduces to $150,000 – $15,000 = $135,000.

RMD AND GUARANTEED GROWTH AND INCOME BENEFIT III RIDER

Assume that you are in the Withdrawal Phase under the Guaranteed Growth and Income Benefit III Rider. During the Withdrawal Phase, a Guaranteed Annual Withdrawal Amount is calculated every Contract Year, and allows you to take withdrawals up to that amount without affecting your Withdrawal Benefit Base.

Assumptions:

Rider Effective Date:	01/01/2019
Withdrawal Benefit Base on 01/01/2020:	$200,000
Contract Value on 04/01/2020:	$150,000
Guaranteed Annual Withdrawal Amount for 2020:	$10,000

Suppose your Required Minimum Distribution for 2020 is calculated and is $15,000. On 04/01/2020 you take a $15,000 withdrawal directed as an RMD Withdrawal. RMD withdrawals are subject to more favorable Excess Withdrawal treatment:

•	If the RMD amount is greater than the Guaranteed Annual Withdrawal Amount:

•	Withdrawal Benefit Base will not be reduced for withdrawals up to the RMD amount;

•	Withdrawals in excess of RMD Amount will be treated as Excess Withdrawals.

In this case, the RMD withdrawal is greater than the Guaranteed Annual Withdrawal Amount. However, because this is an RMD withdrawal, there is no Excess Withdrawal. The Withdrawal Benefit Base is not reduced and remains at $200,000. Contract Value reduces to $150,000 – $15,000 = $135,000.

8